Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Interest Rate Swap Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap, expiring september 30, 2024, fixed rate 0.9900%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.99%
Notional amount	$ 0	$ 10,000
Interest rate swap, expiring september 30, 2024, fixed rate 0.9000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.90%
Notional amount	$ 0	10,000
Interest rate swap, expiring september 30, 2024, fixed rate 0.8000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.80%
Notional amount	$ 0	10,000
Interest rate swap, expiring september 30, 2024, fixed rate 0.6500%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.65%
Notional amount	$ 0	20,000
Interest rate swap, expiring september 30, 2024, fixed rate 0.6000%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.60%
Notional amount	$ 0	10,000
Interest rate swap, expiring may 5, 2025, Fixed Rate 0.4000%, inception may 5, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.40%
Notional amount	$ 0	10,000
Interest rate swap, expiring may 5, 2025, fixed rate 0.4000%, inception july 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.40%
Notional amount	$ 0	10,000
Interest rate swap, expiring may 5, 2025, fixed rate 0.3800%, inception july 10, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.38%
Notional amount	$ 0	10,000
Interest rate swap, expiring may 5, 2025, fixed rate 0.3800%, inception july 14, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.38%
Notional amount	$ 0	10,000
Interest rate swap, expiring june 4, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.50%
Notional amount	$ 0	10,000
Interest rate swap, expiring june 11, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.45%
Notional amount	$ 0	10,000
Interest rate swap, expiring june 15, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.40%
Notional amount	$ 0	10,000
Interest rate swap, expiring june 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.425%
Notional amount	$ 0	10,000
Interest rate swap, expiring july 1, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.38%
Notional amount	$ 0	10,000
Interest rate swap, expiring july 9, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.36%
Notional amount	$ 0	10,000
Interest rate swap, expiring july 16, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.35%
Notional amount	$ 0	10,000
Interest rate swap, expiring july 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.33%
Notional amount	$ 0	10,000
Interest rate swap, expiring august 3, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.37%
Notional amount	$ 0	10,000
Interest rate swap, expiring december 31, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.745%
Notional amount	$ 0	30,000
Interest rate swap, expiring may 11, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.95%
Notional amount	$ 0	50,000
Interest rate swap, expiring july 21, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.829%
Notional amount	$ 0	10,000
Interest rate swap, expiring july 22, 2026
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	0.77%
Notional amount	$ 0	20,000
Interest rate swap
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Notional amount	$ 0	$ 300,000